UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-01341

TRINITY CAPITAL INC.

(Name of Registrant)

1 N. 1st Street, Suite 302

Phoenix, Arizona 85004
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Trinity Capital Inc. (the “Company”) to be redeemed:

7.00% Notes due 2025 (CUSIP: 896442 506; NasdaqGS: TRINL) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on May 17, 2024 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of January 16, 2020 (the “Base Indenture”), between the Company and U.S. Bank National Association (together with its successor in interest, U.S. Bank Trust Company, National Association), as trustee, as amended and (ii) Section 1.01(k) of the First Supplemental Indenture, dated as of January 16, 2020, between the Company and U.S. Bank National Association (together with its successor in interest, U.S. Bank Trust Company, National Association), as trustee (the “First Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $30,000,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 16th day of April, 2024.

TRINITY CAPITAL INC.

By:	/s/ Kyle Brown
	Name:	Kyle Brown
	Title:	Chief Executive Officer, President and Chief Investment Officer